Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation
37. SHARE-BASED COMPENSATION
The Santander UK group operates share schemes and arrangements for eligible employees. The main current schemes are the Sharesave Schemes, the Long-Term Incentive Plan (the LTIP), the Deferred Shares Bonus Plan and the Partnership Shares scheme. All the share options and awards relate to shares in Banco Santander SA.
The amount charged to the income statement in respect of share-based payment transactions is set out in Note 6.
a) Sharesave Schemes
The Santander UK group launched its thirteenth HM Revenue & Customs approved Sharesave invitation under Banco Santander SA ownership in September 2020. Sharesave invitations have been offered since 2008 under broadly similar terms. Under the Sharesave Scheme’s HMRC-approved savings limits, eligible employees may enter into contracts to save between £5 and £500 per month. For all schemes, at the end of a fixed term of three or five years after the grant date, the employees can use these savings to buy shares in Banco Santander SA at a discount, calculated in accordance with the rules of the scheme. This year no discount was applied. The option price is calculated as the average middle market quoted price of Banco Santander SA shares over the first three dealing days prior to invitation. The vesting of awards under the scheme depends on continued employment with the Banco Santander SA group. Participants in the scheme have six months from the date of vest to exercise the option.
In 2018, as part of the implementation of our ring-fencing plans, the Sharesave Schemes were transferred to SEIL, which was subsequently transferred outside of the Santander UK group, but remained within the Santander UK Group Holdings plc group. Information relating to the Sharesave Schemes administered by SEIL is presented below as employees of the Santander UK group are participants.
The table below summarises movements in the number of options, and changes in weighted average exercise price over the same period.

		2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	£	‘000	£
Outstanding at 1 January	23,373	3.03	26,838	3.12
Granted	11,642	1.65	9,594	2.83
Exercised	(860)	2.75	(7,978)	2.83
Forfeited/expired	(12,993)	2.96	(5,081)	3.42
Outstanding at 31 December	21,162	2.32	23,373	3.03
Exercisable at 31 December	1,805	3.59	2,519	3.62

The weighted average share price at the date the options were exercised was £2.92 (2019: £3.18).
The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2020 and 2019.

		2020		2019
Range of exercise prices	Weighted average remaining contractual life	Weighted average exercise price	Weighted average remaining contractual life	Weighted average exercise price
	Years	£	Years	£
£1 to £2	4	1.65	—	—
£2 to £3	2	2.81	3	2.80
£3 to £4	1	3.38	2	3.38
£4 to £5	1	4.02	2	4.13
The fair value of each option at the date of grant is estimated using a partial differentiation equation model. This model uses assumptions on the share price, the EUR/GBP FX rate, the risk-free interest rate, dividend yields, the expected volatility of the underlying shares and the expected lives of options granted. The weighted average grant-date fair value of options granted during the year was £0.21 (2019: £0.49).
At 31 December 2020, the carrying amount of liabilities arising from share-based payment transactions in the Santander UK Group Holdings plc group was £0.5m (2019: £2.4m), of which £nil had vested at 31 December 2020 (2019: £1.4m).
b) LTIP
In 2015, a conditional cash award was made to certain Executive Directors, Key Management Personnel (as defined in Note 38) and other nominated individuals which are converted into shares in Banco Santander SA at the time of vesting and deferred for three years. There have been no LTIP awards granted since 2015 due to the introduction of a single variable remuneration framework across the Banco Santander group in 2016.
The LTIP plan granted in 2015 involved a one-year performance cycle for vesting, deferred for a further three-year period dependent upon performance conditions applied. Beneficiaries were granted an initial award determined in GBP which was converted into shares in Banco Santander SA in January 2016 respectively based on performance over the performance cycle. The 2015 LTIP vested in January 2016, was deferred over three years and was subject to performance conditions based on Banco Santander SA’s Earnings Per Share (EPS) and Return on Tangible Equity (RoTE) performance against budget. The conditions of the 2015 LTIP were met and payment was made to the remaining eligible population in March 2019 at 65.78% of the original award.
The following table summarises the movement in the value of conditional awards in the LTIP in 2020 and 2019:

		2015 LTIP
	2020	2019
	£000	£000
Outstanding at 1 January	—	6,374
Payments made	—	(4,578)
Forfeited/cancelled	—	(1,796)
Outstanding at 31 December	—	—

c) Deferred shares bonus plan
Deferred bonus awards are designed to align employee performance with shareholder value and encourage increased retention of senior employees. During 2019 and 2020, conditional share awards were made to employees (designated as Material Risk Takers). Such employees receive part of their annual bonus as a deferred award comprising 50% in shares, and 50%in cash. Any deferred awards are dependent on continued employment or subject to Santander UK's discretion for leavers. For 2019 and 2020 bonus awards, deferral of the award is over a three, five or seven-year period from the anniversary of the initial award. Deferred bonus awards in shares are subject to an additional one-year retention period from the point of delivery.
Material Risk Takers are required to defer either 40% or 60% of any annual bonus (40% for variable pay of less than £500,000, 60% for variable pay at or above this amount). Vesting of both deferred bonus awards and long-term bonus awards is subject to risk and performance adjustment in the event of deficient performance and prudent financial control provisions.
d) Partnership Shares scheme
A Partnership Shares scheme is operated for eligible employees under the Share Incentive Plan (SIP) umbrella. Participants can choose to invest up to £1,800 per tax year (or no more than 10% of an employee’s salary for the tax year) from pre-tax salary to buy Banco Santander SA shares. Shares are held in trust for the participants. There are no vesting conditions attached to these shares, and no restrictions as to when the shares can be removed from the trust. However, if a participant chooses to sell the shares before the end of five years, they will be liable for the taxable benefit received when the shares are taken out of the trust. The shares can be released from trust after five years free of income tax and national insurance contributions. 3,254,900 shares were outstanding at 31 December 2020 (2019: 2,396,909 shares).